Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
INCOME TAXES
9	INCOME TAXES

For the six months ended June 30, 2024 and 2025, the Company had income tax expenses for the continuing operations of RMB 21,544 and RMB 270, respectively.

Income tax expense consists of the following:

	For the Six Months Ended
	June 30,
	2024	2025
	RMB	RMB
Current income tax expense	1,021	270
Deferred income tax expense	20,523	—
Total	21,544	270

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the six months ended June 30, 2024 and 2025, the Company had no unrecognized tax benefits.